SEGMENT INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of geographical areas [text block]
For the year ended December 31, 2019
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	98,545	387,272	598,297	-	1,084,114
Sales to Telefónica Group	134,241	245,909	226,989	-	607,139
Sales to other group companies	22	26,933	2,022	(12,944)	16,033
Other operating income and expense	(215,821)	(629,380)	(730,427)	21,769	(1,553,859)
EBITDA	16,987	30,734	96,881	8,825	153,427
Depreciation and amortization	(15,791)	(48,951)	(75,769)	(271)	(140,782)
Operating profit/(loss)	1,196	(18,217)	21,112	8,554	12,645
Net finance expense	(1,414)	(5,612)	(46,504)	(3,590)	(57,120)
Income tax	(21,960)	(2,048)	7,392	(19,602)	(36,218)
Loss for the year	(22,178)	(25,877)	(18,000)	(14,638)	(80,693)
EBITDA	16,987	30,734	96,881	8,825	153,427
Shared services expenses	4,832	8,822	14,856	(28,510)	-
Adjusted EBITDA (unaudited)	21,819	39,556	111,737	(19,685)	153,427
Capital expenditure	3,312	22,370	40,570	-	66,252
Intangible, Goodwill and PP&E	48,712	186,111	342,954	623	578,400
Allocated assets	388,416	557,822	711,563	(353,190)	1,304,611
Allocated liabilities	139,834	294,227	577,009	86,521	1,097,591

For the year ended December 31, 2018
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	93,173	388,889	609,307	-	1,091,369
Sales to Telefónica Group	147,686	293,945	266,596	-	708,227
Sales to other group companies	-	25,910	1,756	(9,082)	18,584
Other operating income and expense	(228,591)	(652,531)	(794,148)	41,840	(1,633,430)
EBITDA	12,268	56,213	83,511	32,758	184,750
Depreciation and amortization	(9,733)	(34,683)	(50,376)	(453)	(95,245)
Operating profit/(loss)	2,535	21,530	33,135	32,305	89,505
Net finance expense	(1,620)	(5,536)	(30,309)	(18,140)	(55,605)
Income tax	(893)	(2,054)	(1,422)	(9,045)	(13,414)
Profit for the year	22	13,940	1,404	5,120	20,486
EBITDA	12,268	56,213	83,511	32,758	184,750
Shared services expenses	7,232	17,287	15,888	(40,407)	-
Adjusted EBITDA (unaudited)	19,500	73,500	99,399	(7,649)	184,750
Capital expenditure	6,192	41,466	42,226	1	89,885
Intangible, Goodwill and PP&E	42,766	195,369	251,520	476	490,131
Allocated assets	394,325	557,695	595,807	(334,474)	1,213,353
Allocated liabilities	122,784	254,150	437,200	59,126	873,260

For the year ended December 31, 2017
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	80,020	435,195	652,696	-	1,167,911
Sales to Telefónica Group	143,424	317,849	292,110	(1)	753,382
Sales to other group companies	1	4,997	-	(4,980)	18
Other operating income and expense	(215,860)	(688,949)	(832,377)	12,745	(1,724,441)
EBITDA	7,585	69,092	112,429	7,764	196,870
Depreciation and amortization	(9,340)	(37,640)	(56,908)	(533)	(104,421)
Operating profit/(loss)	(1,755)	31,452	55,521	7,231	92,449
Net finance expense	(16,834)	(13,206)	(33,038)	(30,406)	(93,484)
Income tax	5,031	(9,667)	(8,822)	925	(12,533)
Profit/(loss) for the year	(13,558)	8,579	13,661	(22,250)	(13,568)
EBITDA	7,585	69,092	112,429	7,764	196,870
Restructuring costs	3,831	8,473	4,011	464	16,779
Other	115	4,208	119	2,875	7,317
Shared services expenses	3,259	1,734	8,155	(13,148)	-
Adjusted EBITDA (unaudited)	14,790	83,507	124,714	(2,045)	220,966
Capital expenditure	3,948	24,503	38,825	259	67,535
Intangible, Goodwill and PP&E	49,101	178,485	306,672	1,185	535,443
Allocated assets	401,332	603,770	677,149	(351,946)	1,330,305
Allocated liabilities	126,575	280,575	499,670	45,646	952,466

Disclosure of major customers [text block]
	For the years ended December 31,
	2017	2018	2019
Country
Spain	223,445	240,859	232,697
Other and eliminations (*)	(1)	-	112
EMEA	223,444	240,859	232,809

Argentina	142,473	134,557	98,237
Chile	97,196	112,679	99,881
Colombia	75,373	71,219	72,609
El Salvador	12,527	14,260	16,933
United States	48,341	42,318	43,640
Guatemala	16,732	16,195	11,620
Mexico	178,537	177,595	179,835
Peru	151,681	136,266	116,202
Puerto Rico	10,156	9,439	12,278
Uruguay	3,184	2,866	2,314
Panama	4,466	4,095	3,683
Nicaragua	5,053	4,360	3,864
Costa Rica	7,325	7,431	7,493
Other and eliminations (*)	4,997	(24,536)	(8,475)
Americas	758,041	708,744	660,114
Brazil	944,806	875,903	825,286
Other and eliminations (*)	-	1,758	2,022
Brazil	944,806	877,661	827,308
Other and eliminations (*)	(4,980)	(9,084)	(12,945)
Total revenue	1,921,311	1,818,180	1,707,286

(*) Includes holding company level revenues and consolidation adjustments.